Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Schedule of lease liabilities

US$ thousand	March 31, 2023	December 31, 2022
Current
Lease liabilities	$568	$848
Total current	$568	$848

Non-current
Lease liabilities	67	128
Total non-current	67	128
Total	$635	$976

US$ thousand	2022	2021
Current
Lease liabilities	848	1,047
Total current	848	1,047
Non-current
Lease liabilities	128	226
Total non-current	128	226
Total	976	1,273

			January 1,
US$thousand	2021	2020	2020
Current
Lease liabilities	1,047	105	3,054
Total current	1,047	105	3,054
Non-current
Lease liabilities	226	27	1,832
Total non-current	226	27	1,832
Total	1,273	132	4,886

Schedule of reconciliation of cash flow to movement in lease liabilities

	Three months ended March 31
US$ thousand	2023	2022
Cash related movements in leases liabilities(1)
Payment of lease liabilities	$(346)	$(316)
	(346)	(316)
Non-cash related movements in lease liabilities
Foreign exchange movements	(7)	90
Change in lease liabilities(2)	12	496
	5	586
(Decrease)/increase in lease liabilities for the period	(341)	270
Total lease liabilities – opening	$976	$1,273
Total lease liabilities – closing	$635	$1,543

(1)	See unaudited interim condensed statement of cash flows.
(2)	2022 relates to new leases.

US$ thousand	2022	2021
Cash related movements in leases liabilities(1)
Payment of lease liabilities	(1,275)	(781)
Non-cash related movements in lease liabilities
Foreign exchange movements	(57)	(98)
Change in lease liabilities(2)	1,035	2,020
	978	1,922
(Decrease)/increase in lease liabilities for the year	(297)	1,141
Total lease liabilities – opening	1,273	132
Total lease liabilities – closing	976	1,273
(1)	See statement of cash flows.
(2)	In 2022 and 2021 this relates to new leases.

US$thousand	2021	2020
Cash related movements in leases liabilities(1)
Payment of lease liabilities	(781)	(2,718)
Non-cash related movements in lease liabilities
Foreign exchange movements	(98)	344
Change in lease liabilities(2)	2,020	(2,380)
	1,922	(2,036)
Increase/(decrease) in lease liabilities for the year	1,141	(4,754)
Total lease liabilities – opening	132	4,886
Total lease liabilities – closing	1,273	132
(1)	See statement of cash flows.
(2)	In 2021 this relates to new leases (2020: lease buy out).

Schedule of amounts recognized in the statement of profit or loss and other comprehensive income

	Three months ended March 31
US$ thousand	2023	2022
Depreciation on right-of-use assets	$(352)	$(309)
Interest expense on lease liabilities	(11)	(21)
Expense relating to variable lease payments not included in the measurement of the lease liability(1)	(169)	—
Expense relating to short-term leases	(350)	(1,536)
Expense relating to low-value leases	(1)	—
Total	$(883)	$(1,866)

(1)	Relates to variable lease payments on fleet hire based on available hours.

US$ thousand	2022	2021
Depreciation on right-of-use assets	(1,320)	(821)
Interest expense on lease liabilities	(67)	(62)
Expense relating to short-term leases	(132)	(2,257)
Expense relating to low-value leases	(5)	(5)
Total	(1,524)	(3,145)

US$thousand	2021	2020
Depreciation on right-of-use assets	(821)	(2,335)
Interest expense on lease liabilities	(62)	(316)
Expense relating to short-term leases	(2,257)	(953)
Expense relating to low-value leases	(5)	—
Total	(3,145)	(3,604)